Cover	Jun. 08, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 08, 2020
Entity File Number	1-14569
Entity Registrant Name	PLAINS ALL AMERICAN PIPELINE LP
Entity Central Index Key	0001070423
Entity Tax Identification Number	76-0582150
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	333 Clay Street
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	646-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units
Trading Symbol	PAA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Elected Not To Use the Extended Transition Period	false